Investment in receivables, net - Other information (Details) - Investments in receivables, net - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investment in receivables, net
Amount of actual collections overperforming projected collections	$ 2,161	$ 6,705	$ 12,736	$ 9,430
Negative change in expected future period recoveries	(1,667)	(5,015)	(7,066)	(7,865)
Allowance for credit losses			251,300
Non-credit discount	151,128	114,110	414,623	347,851
Face values of receivable portfolios			7,365,700	5,741,600
Purchases	151,031	123,439	$ 451,531	$ 365,322
Purchase price of receivable portfolios, as a percentage on face value			6.10%	6.40%
Estimated amount of cash flows to be collected	$ 866,200	$ 713,200	$ 866,200	$ 713,200
Conn's Portfolio Purchase
Investment in receivables, net
Non-credit discount			$ 89,300